Registration No.  333-182885
Investment Company Act File No.  811-06718

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
_______________________

FORM N-14
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

[   ]   Pre-Effective Amendment No. __      [X]  Post-Effective Amendment No. 1
(Check appropriate box or boxes)
__________________________________________________________________

DREYFUS INVESTMENT GRADE FUNDS, INC.
(Exact Name of Registrant as Specified in its Charter)

(212) 922-6000
(Area Code and Telephone Number)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of Principal Executive Offices)

Jeff Prusnofsky, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

Copy to:
David Stephens, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
__________________________________________________________________

An indefinite number of Registrant's shares of common stock, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.  Accordingly, no filing fee is being paid at this time.

This Post-Effective Amendment consists of the following:

(1) Facing Sheet of the Registration Statement

(2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Registrant's Registration Statement on Form N-14 (File No. 333-182885), filed with the Securities and Exchange Commission (the "SEC") on July 27, 2012, the definitive versions of which were filed with the SEC on September 7, 2012 pursuant to Rule 497 under the Securities Act of 1933, as amended.

This Post-Effective Amendment is being filed solely for the purpose of filing the final tax opinion as Exhibit No. 12 to this Registration Statement on Form N-14.

DREYFUS INVESTMENT GRADE FUNDS, INC.
PART C
OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 30 of Part C of Post-Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A (the "Registration Statement"), filed on November 28, 2012 ("Post-Effective Amendment No. 44") (File No. 33-48926).

Item 16	Exhibits.

(1)(a)	Articles of Incorporation are incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 7 to the Registration Statement, filed on November 28, 1995.

(1)(b)	Articles Supplementary and Articles of Amendment are incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 15 to the Registration Statement, filed on May 2, 2001.

(1)(c)	Articles Supplementary are incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 19 to the Registration Statement ("Post-Effective Amendment No. 19"), filed on November 14, 2001.

(1)(d)	Articles Supplementary are incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 21 to the Registration Statement ("Post-Effective Amendment No. 21"), filed on August 2, 2002.

(1)(e)	Articles Supplementary are incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 26 to the Registration Statement ("Post-Effective Amendment No. 26"), filed on November 28, 2003.

(1)(f)	Articles of Amendment are incorporated by reference to Exhibit (a)(4) of Post-Effective Amendment No. 26.

(2)	Amended and Restated By-Laws are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 42 to the Registration Statement ("Post-Effective Amendment No. 42").

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization.**

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)	Management Agreement is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 21.

(7)	Form of Amended and Restated Distribution Agreement is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 42.

(8)	Not Applicable.

(9)	Custody Agreement is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 42.

(10)(a)	Distribution Plan is incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 30 to the Registration Statement, filed on November 28, 2006.

(10)(b)	Service Plan is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 19.

(10)(c)	Rule 18f-3 Plan is incorporated by reference to Exhibit (n)(2) of Post-Effective Amendment No. 42.

(11)	Opinion and Consent of Registrant's counsel.**

(12)	Opinion and Consent of counsel regarding tax matters.*

(13)	Not Applicable.

(14)	Consents of Independent Registered Public Accounting Firms.**

(15)	Not Applicable.

(16)	Power of Attorney.**

(17)	The Prospectus and Statement of Additional Information of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 44.

________________________
*	Filed herewith.
**	Incorporated by reference from the Registrant's Registration Statement on Form N-14 (File No. 333-182885), filed with the SEC on July 27, 2012.

Item 17.	Undertakings.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "Securities Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 24th day of January, 2013.

DREYFUS INVESTMENT GRADE FUNDS, INC.

By:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Bradley J. Skapyak* Bradley J. Skapyak	President (Principal Executive Officer)	January 24, 2013

/s/ James Windels* James Windels	Treasurer (Principal Financial and Accounting Officer)	January 24, 2013

/s/ Joseph S. DiMartino* Joseph S. DiMartino	Chairman of the Board	January 24, 2013

/s/ Clifford L. Alexander* Clifford L. Alexander	Board Member	January 24, 2013

/s/ Whitney I. Gerard* Whitney I. Gerard	Board Member	January 24, 2013

/s/ Nathan Leventhal* Nathan Leventhal	Board Member	January 24, 2013

/s/ George L. Perry* George L. Perry	Board Member	January 24, 2013

/s/ Benaree Pratt Wiley* Benaree Pratt Wiley	Board Member	January 24, 2013

*By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky, Attorney-in-fact

Exhibit Index

(12)	Opinion and Consent of counsel regarding tax matters.